Summary of Significant Accounting Policies Discussion (Tables)	12 Months Ended
Dec. 31, 2014
Estimated Useful Life of Property, Plant, Equipment and Mine Development [Line Items]
Estimated useful life of plant and equipment
The estimated useful lives by category of assets are as follows:

Years
Building and improvements	1 to 37
Machinery and equipment	1 to 37
Leasehold improvements	Shorter of Useful Life or Remaining Life of Lease